Consolidated Statements of Comprehensive Loss - USD ($)	12 Months Ended
	Jul. 31, 2022	Jul. 31, 2021
Income Statement [Abstract]
Net Loss	$ (34,179,634)	$ (45,167,731)
Foreign currency translation adjustments	326,320	(59,605)
Comprehensive Loss	$ (33,853,314)	$ (45,227,336)